5 Financial risk management (Details 4) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Less than 3 months [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	$ 19,908	$ 21,746
Less than 3 months [member] | Trade and other payables [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	19,908	21,746
Less than 3 months [member] | Borrowings [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities
More than 5 years [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities		290
More than 5 years [member] | Trade and other payables [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities		290
More than 5 years [member] | Borrowings [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities
No deadline [member] | Trade and other payables [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	18,169	1,045
No deadline [member] | Borrowings [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities
From 1 to 2 years [Member] | Trade and other payables [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	200	284
From 1 to 2 years [Member] | Borrowings [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	8,261
From 2 to 5 years [member] | Trade and other payables [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	8,856	6,809
From 2 to 5 years [member] | Borrowings [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities		11,159
No deadline [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	18,169	1,045
From 1 to 2 years [Member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	8,461	284
From 2 to 5 years [member]
Summary of financial risk management [line items]
Non-derivative financial liabilities	$ 8,856	$ 17,968